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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Wallace Capital Management, Inc.
                 --------------------------------
   Address:      100 Crescent Court
                 --------------------------------
                 Suite 1190
                 --------------------------------
                 Dallas, TX 75201
                 --------------------------------

Form 13F File Number:
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake H. Estess
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   214/303-0200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Blake H. Estess             Dallas, Texas        5/15/2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 67
                                        --------------------

Form 13F Information Table Value Total: $328,835
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                                                 Shares/
                                                                        Value    Princ.   SH/ Investment  Other  Voting Authority
            Name of Issuer                 Title of Class      Cusip   (x$1000)  Amount   PRN Discretion Manager        Sole
         Abbott Laboratories           Common Stock--Long  002824100      119       3,368 SH      Sole      N/A          3,368
      Alliance One International       Common Stock--Long  018772103    1,284     330,000 SH      Sole      N/A        330,000
             Altria Group              Common Stock--Long  02209S103      220       6,406 SH      Sole      N/A          6,406
          Ascent Media Corp            Common Stock--Long  043632108   12,651     169,943 SH      Sole      N/A        169,943
              AT&T Inc.                Common Stock--Long  00206R102      273       7,443 SH      Sole      N/A          7,443
   Barrett Business Services, Inc.     Common Stock--Long  068463108   12,195     231,578 SH      Sole      N/A        231,578
      Berkshire Hathaway, Inc.              Class A        084670108    1,875          12 SH      Sole      N/A             12
      Berkshire Hathaway, Inc.              Class B        084670702   23,370     224,285 SH      Sole      N/A        224,285
            Big Lots Inc.              Common Stock--Long  089302103    9,962     282,463 SH      Sole      N/A        282,463
      Bristol Myers Squibb Co.         Common Stock--Long  110122108      875      21,235 SH      Sole      N/A         21,235
     Cambium Learning Grp, Inc.        Common Stock--Long  13201A107      507     492,126 SH      Sole      N/A        492,126
    Capital Southwest Corporation      Common Stock--Long  140501107    2,329      20,254 SH      Sole      N/A         20,254
             CBS Corp New                   Class B        124857202      491      10,525 SH      Sole      N/A         10,525
            Cenveo, Inc.               Common Stock--Long  15670S105    1,809     841,297 SH      Sole      N/A        841,297
            Clorox Co Del              Common Stock--Long  189054109    1,725      19,488 SH      Sole      N/A         19,488
             Coca Cola Co              Common Stock--Long  191216100    4,921     121,681 SH      Sole      N/A        121,681
      Colgate-Palmolive Company        Common Stock--Long  194162103    1,355      11,480 SH      Sole      N/A         11,480
          CorVel Corporation           Common Stock--Long  221006109      688      13,903 SH      Sole      N/A         13,903
     Costco Wholesale Corporation      Common Stock--Long  22160K105      511       4,814 SH      Sole      N/A          4,814
             Cross A T Co              Common Stock--Long  227478104    4,330     314,441 SH      Sole      N/A        314,441
   Dr. Pepper Snapple Group, Inc.      Common Stock--Long  26138E109    1,114      23,723 SH      Sole      N/A         23,723
         Echostar Corporation               Class A        278768106    9,860     253,004 SH      Sole      N/A        253,004
         Eli Lilly & Company           Common Stock--Long  532457108      348       6,129 SH      Sole      N/A          6,129
      Employers Holdings, Inc.         Common Stock--Long  292218104    5,718     243,820 SH      Sole      N/A        243,820
      Energy Transfer Equity LP        Common Stock--Long  29273V100      561       9,600 SH      Sole      N/A          9,600
            Expedia, Inc.              Common Stock--Long  30212P303    8,767     146,080 SH      Sole      N/A        146,080
           Exxon Mobil Corp            Common Stock--Long  30231G102      375       4,161 SH      Sole      N/A          4,161
  Fairfax Financial Holdings Limited
                 (USA)                 Common Stock--Long  303901102   16,805      43,041 SH      Sole      N/A         43,041
       General Electric Company        Common Stock--Long  369604103      379      16,390 SH      Sole      N/A         16,390
         General Mills, Inc.           Common Stock--Long  370334104    4,643      94,161 SH      Sole      N/A         94,161
             Gentex Corp               Common Stock--Long  371901109    3,815     190,675 SH      Sole      N/A        190,675
         GlaxoSmithKline PLC              Sponsored ADR    37733W105    3,665      78,118 SH      Sole      N/A         78,118
         Hampshire Group Ltd           Common Stock--Long  408859106      310     113,320 SH      Sole      N/A        113,320
             Heinz H J Co              Common Stock--Long  423074103    8,971     124,126 SH      Sole      N/A        124,126
              Hershey Co               Common Stock--Long  427866108    1,294      14,786 SH      Sole      N/A         14,786
      Iron Mountain Incorporated       Common Stock--Long  462846106    4,520     124,494 SH      Sole      N/A        124,494
          Johnson & Johnson            Common Stock--Long  478160104    6,339      77,752 SH      Sole      N/A         77,752
    Kinder Morgan Management LLC       Common Stock--Long  49455U100      370       4,212 SH      Sole      N/A          4,212
          Kraft Foods Group Inc.       Common Stock--Long  50076Q106      931      18,097 SH      Sole      N/A         18,097
            K-Swiss Inc.                    Class A        482686102    8,456   1,783,876 SH      Sole      N/A      1,783,876
           Liberty Ventures                 Series A       53071M880    4,578      60,571 SH      Sole      N/A         60,571
       Liberty Interactive Corp           Int Com Ser A    53071M104   17,264     807,874 SH      Sole      N/A        807,874
          Liberty Media Corp              Cap Com Ser A    531229102   14,218     127,371 SH      Sole      N/A        127,371
   Magellan Midstream Partners LP      Common Stock--Long  559080106      307       5,754 SH      Sole      N/A          5,754
      Medical Action Industries        Common Stock--Long  58449L100    2,830     471,613 SH      Sole      N/A        471,613
            Merck & Co Inc             Common Stock--Long  58933Y105    1,405      31,791 SH      Sole      N/A         31,791
         Meredith Corporation          Common Stock--Long  589433101    8,256     215,790 SH      Sole      N/A        215,790
     Mondelez International Inc.       Common Stock--Long  609207105    1,664      54,356 SH      Sole      N/A         54,356
    Montpelier Re Holdings, Ltd.       Common Stock--Long  G62185106   17,573     674,598 SH      Sole      N/A        674,598
      Nicholas Financial, Inc.         Common Stock--Long  65373J209    1,417      96,412 SH      Sole      N/A         96,412
        Nobility Homes, Inc.           Common Stock--Long  654892108       99      18,189 SH      Sole      N/A         18,189
             Novartis AG                  Sponsored ADR    66987V109    2,933      41,171 SH      Sole      N/A         41,171
          Petrofrontier Corp           Common Stock--Long  71648X106        3      10,000 SH      Sole      N/A         10,000
              Pfizer Inc               Common Stock--Long  717081103      226       7,826 SH      Sole      N/A          7,826
         Proctor & Gamble Co           Common Stock--Long  742718109    2,266      29,406 SH      Sole      N/A         29,406
          Republic Services            Common Stock--Long  760759100    3,402     103,088 SH      Sole      N/A        103,088
       Resolute Forest Products        Common Stock--Long  76117W109    8,184     505,830 SH      Sole      N/A        505,830
            Sanofi Aventis                Sponsored ADR    80105N105    3,799      74,369 SH      Sole      N/A         74,369
        Starz--Liberty Capital         Common Stock--Long  85571Q102    2,739     123,656 SH      Sole      N/A        123,656
       Tootsie Roll Inds Inc.          Common Stock--Long  890516107    2,501      83,604 SH      Sole      N/A         83,604
             Unilever NV               Common Stock--Long  904784709    4,030      98,298 SH      Sole      N/A         98,298
            Unilever PLC                  Spon ADR New     904767704    5,308     125,651 SH      Sole      N/A        125,651
         Utah Med Prods Inc.           Common Stock--Long  917488108    1,525      31,262 SH      Sole      N/A         31,262
        Validus Holdings Inc.          Common Stock--Long  G9319H102    3,582      95,855 SH      Sole      N/A         95,855
        Wal-Mart Stores, Inc.          Common Stock--Long  931142103    8,035     107,379 SH      Sole      N/A        107,379
          Washington Post Co                Class B        939640108   19,389      43,376 SH      Sole      N/A         43,376
      White Mtns Ins Group Ltd.        Common Stock--Long  G9618E107   22,571      39,800 SH      Sole      N/A         39,800

                Total                                                 328,837  10,581,196